Cash Management Agreement with Affiliate	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(10)	Cash Management Agreement with Affiliate.

On October 6, 2010, the Managing Owner retained RJOIM, an SEC registered investment adviser and an affiliate of the Managing Owner, as cash manager.  The assets managed by RJOIM are held in segregated accounts in custody at Wells.   RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance.  As of December 31, 2013 and 2012, the Trust’s deposits held by RJOIM consisted of cash of $1,301,182 and $8,659,507, respectively, and fixed income securities of $1,465,195 and $11,003,681, respectively.  Advisory fees earned by RJOIM aggregated $28,101, $51,521, and $62,625, for the years ended December 31, 2013, 2012 and 2011 respectively.